Land Use Rights, Net	12 Months Ended
Dec. 31, 2016
Land Use Rights, Net
Land Use Rights, Net

8. Land Use Rights, Net

	As of December 31,
	2015	2016
	RMB	RMB
Cost:
Land in Zhaoqing City	112,457	187,081
Land in Tianjing City	37,905	37,905
Land in Jianyang City	50,574	143,452
Land in Ezhou City	—	241,927
Land in Zhengzhou City	—	24,776
Land in Qingdao City	—	68,631
Land in Guangzhou City	—	1,736,417

Sub-total	200,936	2,440,189

Less: Accumulated amortization	(3,474)	(41,131)

Land use rights, net	197,462	2,399,058

        The expiry dates of the land use rights are from October 2064 to August 2065. Expenses charged were RMB689, RMB2,785 and RMB37,657 for the years ended December 31, 2014, 2015 and 2016, respectively.